Schedule of Investments (unaudited) December 31, 2019	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(a) — 100.4%

Equity Funds — 45.2%
BlackRock Emerging Markets Fund, Inc., Class K	739,666	$19,186,929
BlackRock Global Allocation Fund, Inc., Class K	816,293	15,762,618
BlackRock Technology Opportunities Fund, Institutional Class	225,463	8,245,193
iShares Core MSCI EAFE ETF	238,280	15,545,387
iShares Core S&P Total U.S. Stock Market ETF	593,209	43,120,362
iShares Edge MSCI Min Vol USA ETF	179,845	11,797,832
iShares Edge MSCI USA Quality Factor ETF	155,744	15,730,144
iShares Edge MSCI USA Size Factor ETF	119,199	11,611,175
Master Advantage Large Cap Core Portfolio	$31,392,907	31,392,907

		172,392,547

Fixed-Income Funds — 55.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,882,712	48,729,468
iShares 20+ Year Treasury Bond ETF	51,933	7,035,883
iShares U.S. Treasury Bond ETF	1,132,620	29,380,163
Master Total Return Portfolio	$76,059,168	76,059,168
U.S. Total Bond Index Master Portfolio	$49,482,452	49,482,452

		210,687,134

Total Affiliated Investment Companies — 100.4% (Cost: $349,670,466)		383,079,681

Liabilities in Excess of Other Assets — (0.4)%		(1,429,314)

Net Assets — 100.0%		$381,650,367

(a)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	580,541	167,247		(8,122)		739,666	$19,186,929	$296,842	$ 478	$1,787,661
BlackRock Global Allocation Fund, Inc., Class K	803,937	42,365		(30,009)		816,293	15,762,618	97,558	507,859	271,405
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)(c)	756,363	—		(756,363)		—	—	2,809	2	—
BlackRock Strategic Income Opportunities Portfolio, Class K	1,906,053	3,058,096		(81,437)		4,882,712	48,729,468	284,980	72,588	320,769
BlackRock Technology Opportunities Fund, Institutional Class	221,422	6,464		(2,423)		225,463	8,245,193	—	114,474	882,432
iShares 20+ Year Treasury Bond ETF	—	52,510		(577)		51,933	7,035,883	36,611	(3,231)	(392,039)
iShares Core MSCI EAFE ETF	235,878	6,654		(4,252)		238,280	15,545,387	207,475	(703)	985,185
iShares Core S&P Total U.S. Stock Market ETF	717,038	114,856		(238,685)		593,209	43,120,362	263,389	1,162,898	2,903,243
iShares Edge MSCI Min Vol USA ETF	462,249	6,012		(288,416)		179,845	11,797,832	68,768	997,768	(792,589)
iShares Edge MSCI USA Quality Factor ETF	—	157,070		(1,326)		155,744	15,730,144	68,460	1,511	665,766
iShares Edge MSCI USA Size Factor ETF	—	120,229		(1,030)		119,199	11,611,175	38,801	1,263	410,915
iShares MBS ETF(c)	231,466	3,559		(235,025)		—	—	120,984	335,883	(402,499)
iShares U.S. Treasury Bond ETF	708,261	439,959		(15,600)		1,132,620	29,380,163	148,746	(555)	(329,424)
Master Advantage Large Cap Core Portfolio(b)	$29,636,359	$1,756,548	(d)	$—		$31,392,907	31,392,907	122,723	381,705	2,005,651
Master Total Return Portfolio(b)	$81,108,082	$—		$(5,048,914	)(d)	$76,059,168	76,059,168	627,569	341,150	(468,676)
U.S. Total Bond Index Master Portfolio(b)	$66,951,706	$—		$(17,469,254	)(d)	$49,482,452	49,482,452	373,932	22,666	(305,845)

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Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock 40/60 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series(b)(c)	11,043	—	(11,043)	—	$—	$7,060	(e)	$717	$—

					$383,079,681	$2,766,707		$3,936,473	$7,541,955

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$226,145,154	$—	$—	$226,145,154

Investments Valued at Net Asset Value (“NAV”)(b)				156,934,527

Total Investments				$383,079,681

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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